INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Inventories [Abstract]
Wireless devices and accessories	$ 380	$ 399
Other finished goods and merchandise	80	67
Total inventories	460	466	$ 466
Cost of equipment sales and merchandise for resale	$ 2,496	$ 2,515